Cover	Sep. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-40079
Entity Registrant Name	RUM Group Inc.
Entity Central Index Key	0001830081
Entity Tax Identification Number	85-1087461
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	444 Gulf of Mexico Dr
Entity Address, City or Town	Longboat Key
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34228
City Area Code	941
Local Phone Number	210-0196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RUM
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	RUMBW
Security Exchange Name	NASDAQ